Marketfield Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 65.26%
Auto Components - 0.26%
Continental AG (a)(b)	3,245	$356,300
Vitesco Technologies Group AG (a)(b)	649	38,340
		394,640
Building Products - 1.20%
TOTO Ltd. (a)	37,886	1,814,389
Chemicals - 2.38%
The Sherwin-Williams Co.	12,870	3,600,125
Electrical Equipment - 3.89%
Eaton Corp PLC	16,818	2,511,096
Rockwell Automation, Inc.	11,175	3,285,897
Siemens Energy AG (a)(b)	3,435	92,430
		5,889,423
Electronic Equipment, Instruments & Components - 3.35%
Keyence Corp. (a)	8,424	5,071,279
Energy Equipment & Services - 2.02%
Schlumberger Ltd.	102,958	3,051,675
Food & Staples Retailing - 4.81%
Costco Wholesale Corp. (c)	16,195	7,277,223
Health Care Equipment & Supplies - 4.10%
Intuitive Surgical, Inc. (b)	6,236	6,199,519
Hotels, Restaurants & Leisure - 0.73%
Dalata Hotel Group PLC (a)(b)	232,822	1,105,722
Household Durables - 7.86%
DR Horton, Inc. (c)	59,008	4,954,902
Lennar Corp. - Class A	33,204	3,110,551
PulteGroup, Inc. (c)	83,311	3,825,641
		11,891,094
Industrial Conglomerates - 2.54%
Honeywell International, Inc.	12,793	2,715,698
Siemens AG (a)	6,869	1,129,212
		3,844,910
Machinery - 9.34%
Caterpillar, Inc.	17,738	3,405,164
Cummins, Inc.	16,563	3,719,387
Deere & Co.	12,619	4,228,249
Toro Co.	28,564	2,782,419
		14,135,219
Metals & Mining - 9.90%
Barrick Gold Corp. (a)(c)	152,367	2,750,224
Compania de Minas Buenaventura SAA - ADR (b)	109,631	741,106
MMC Norilsk Nickel PJSC - ADR	106,790	3,196,225
Newmont Corp. (c)	58,244	3,162,649
Rio Tinto PLC - ADR (c)	40,596	2,712,625
Vale SA - ADR	173,971	2,426,895
		14,989,724
Oil, Gas & Consumable Fuels - 3.73%
Devon Energy Corp.	74,202	2,634,913
EOG Resources, Inc.	21,550	1,729,818
Golar LNG Ltd. (a)(b)	98,973	1,283,680
		5,648,411

Real Estate Management & Development - 1.34%
The St. Joe Co.	48,115	2,025,641
Road & Rail - 6.25%
Norfolk Southern Corp. (c)	22,470	5,375,948
Union Pacific Corp.	20,834	4,083,672
		9,459,620
Semiconductors & Semiconductor Equipment - 1.56%
Intel Corp.	44,210	2,355,509
TOTAL COMMON STOCKS (Cost $53,314,883)		98,754,123

EXCHANGE-TRADED FUNDS - 25.71%
iShares MSCI Australia ETF (c)	276,682	6,867,247
iShares MSCI Japan ETF (c)	79,908	5,613,537
iShares MSCI United Kingdom ETF (c)	219,395	7,075,489
SPDR S&P Homebuilders ETF (c)	60,825	4,364,802
SPDR S&P Oil & Gas Exploration & Production ETF	25,407	2,457,365
VanEck Gold Miners ETF (c)	142,429	4,197,383
VanEck Russia ETF	82,579	2,503,795
WisdomTree Japan Hedged Equity Fund (c)	92,339	5,832,131
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,183,320)		38,911,749

SHORT-TERM INVESTMENTS - 8.41%
U.S. Bank Money Market Deposit Account, 0.003% (d)	12,723,309	12,723,309
TOTAL SHORT TERM INVESTMENTS (Cost $12,723,309)		12,723,309

Total Investments (Cost $99,221,512) - 99.38%		150,389,181
Other Assets in Excess of Liabilities - 0.62%		932,565
TOTAL NET ASSETS - 100.00%		$151,321,746

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short with an aggregate fair value of $37,258,510 as of September 30, 2021.
(d)	Seven day yield as of September 30, 2021.

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
September 30, 2021 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (25.86)%
EXCHANGE-TRADED FUNDS - (21.88)%
Invesco QQQ Trust Series 1	(39,170)	$(14,021,293)
iShares Expanded Tech-Software Sector ETF	(23,420)	(9,347,859)
iShares Russell 2000 ETF	(44,560)	(9,747,500)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $26,021,893)		(33,116,652)
REAL ESTATE INVESTMENT TRUSTS - (3.98)%
AvalonBay Communities, Inc.	(3,681)	(815,857)
Boston Properties, Inc.	(10,510)	(1,138,758)
Equity Residential	(11,042)	(893,519)
SL Green Realty Corp.	(29,969)	(2,123,004)
Vornado Realty Trust	(24,934)	(1,047,477)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $7,495,041)		(6,018,615)
Total Securities Sold Short (Proceeds $33,516,934)		$(39,135,267)

Summary of Fair Value Exposure at September 30, 2021

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3 (2)	Total
Assets:
Common Stocks(1)	$98,754,123	$-	$-	$98,754,123
Exchange-Traded Funds	38,911,749	-	-	38,911,749
Short-Term Investments	12,723,309	-	-	12,723,309
Total Assets	$150,389,181	$-	$-	$150,389,181

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(33,116,652)	$-	$-	$(33,116,652)
Real Estate Investment Trusts	(6,018,615)	-	-	(6,018,615)
Total Securities Sold Short	(39,135,267)	-	-	(39,135,267)
Total Liabilities	$(39,135,267)	$-	$-	$(39,135,267)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended September 30, 2021, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.